PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Affiliated Mutual Funds 94.1%
Domestic Equity — 39.2%
PGIM Jennison MLP Fund (Class R6)	1,155,347	$9,681,806
PGIM Jennison Natural Resources Fund (Class R6)	70,557	4,217,914
PGIM Select Real Estate Fund (Class R6)	1,513,349	19,491,929
		33,391,649
Fixed Income — 35.9%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,044,621	13,576,285
PGIM TIPS Fund (Class R6)	2,026,102	17,059,776
		30,636,061
International Equity — 19.0%
PGIM Global Real Estate Fund (Class R6)	359,362	7,093,798
PGIM Jennison Global Infrastructure Fund (Class R6)	562,914	9,102,324
		16,196,122

Total Affiliated Mutual Funds (cost $70,819,974)(wa)		80,223,832
Unaffiliated Exchange-Traded Fund 4.1%
iShares Gold Trust* (cost $2,917,096)(bb)	75,695	3,504,679

Total Long-Term Investments (cost $73,737,070)		83,728,511

Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,625,202)(bb)(wa)	1,625,202	1,625,202

TOTAL INVESTMENTS 100.1% (cost $75,362,272)		85,353,713
Liabilities in excess of other assets (0.1)%		(81,177)

Net Assets 100.0%		$85,272,536

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

MLP—Master Limited Partnership

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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